BUSINESS ACQUISITION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Feb. 10, 2022
Business Acquisition [Line Items]
Common stock to be issued			569,889,500
Goodwill [Member]
Business Acquisition [Line Items]
Fair value of consideration	$ 547,022	$ 547,022
Finite-Lived Intangible Assets [Member]
Business Acquisition [Line Items]
Fair value of consideration	$ 136,755	$ 136,755
Spray [Member]
Business Acquisition [Line Items]
Ownership interest			100.00%
Common stock at Closing			51,110,500
Increase in common stock shares authorized			20,000,000
Common stock to be issued			569,889,500